Note 17 - Issuance of Redeemable Restricted Common Stock (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 07, 2025	Jul. 31, 2025	Oct. 31, 2025	Oct. 31, 2024
Proceeds from Issuance of Common Stock		$ 2,000,000	$ 1,907,517	$ 0
Proceeds from Issuance of Common Stock, Net		1,907,517
Payments of Stock Issuance Costs		$ 92,483
Temporary Equity, Aggregate Amount of Redemption Requirement			$ 5,100,000
Lightera, LLC [Member]
Temporary Equity, Shares Outstanding (in shares)	642,199
Proceeds from Issuance of Common Stock	$ 2,000,000
Shares Issued, Price Per Share (in dollars per share)	$ 3.11